SUPPLEMENTAL FINANCIAL INFORMATION (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	$ (5,865)	$ 1,995	[1]
Gains (losses) on: Foreign exchange
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(1)	(853)
Gains (losses) on: Disposal of property, plant and equipment
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(135)	27
Gains (losses) on: Investment fair value through profit (loss)
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(5,411)	2,417
Gains (losses) on: Extinguishment of toll milling contract liability
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	0	899
Gains (losses) on: Other
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	$ (318)	$ (495)

[1]	The amount reported separately as "Foreign exchange" has been grouped into "Other income (expense)" to be consistent with the presentation for fiscal 2018.